Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
22.           Subsequent Events

On March 27, 2013 the Company entered into an agreement with an unrelated third party to sell the M/T UACC Sila, which as of December 31, 2012 the Company has classified as held for sale in the accompanying consolidated balance sheets (see Note 4). Since the vessel is classified as held for sale the Company estimates that no significant loss or gain will result from its sale. The vessel was delivered to its new owners on April 30, 2013 and its respective debt was fully repaid.

On April 15, 2013 the Company announced it has received a notice from the bareboat charterer of the M/T "MISS MARILENA" that it will unilaterally reduce the charterhire rate to $10,000 per day starting from April 2013 month and for one year. Pursuant to the charter agreement, the charterer should pay the amount of $14,400 per day. The Company is examining its options for recovery of the amounts contractually owed to it and intends to enforce its right to payment under the charter.